INTANGIBLE ASSETS, DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Impaired Cost Gross	20,285	20,285
Intangible Assets Accumulated amortization	17,428	16,300
Intangible Assets, Net	2,857	3,985
Acquired Technology [Member]
Intangible Assets Impaired Cost Gross	15,517	15,517
Intangible Assets Accumulated amortization	13,399	12,575
Acquired Technology [Member] | Minimum [Member]
Intangible Assets Useful life (years)	5 years	5 years
Acquired Technology [Member] | Maximum [Member]
Intangible Assets Useful life (years)	10 years	10 years
Customer Relationships [Member]
Intangible Assets Impaired Cost Gross	4,172	4,172
Intangible Assets Accumulated amortization	3,433	3,129
Intangible Assets Useful life (years)	9 years	9 years
Trade Names [Member]
Intangible Assets Impaired Cost Gross	415	415
Intangible Assets Accumulated amortization	415	415
Intangible Assets Useful life (years)	3 years	3 years
Existing Contracts for Maintenance [Member]
Intangible Assets Impaired Cost Gross	181	181
Intangible Assets Accumulated amortization	181	181
Intangible Assets Useful life (years)	3 years	3 years